Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
REVENUES, NET	$ 71,159,724	$ 78,574,409
COST OF GOODS SOLD	56,562,292	62,641,320
GROSS PROFIT	14,597,432	15,933,089
SELLING EXPENSES	14,103,893	14,044,750
GENERAL AND ADMINISTRATIVE EXPENSES	2,716,269	1,632,357
TOTAL OPERATING EXPENSES	16,820,162	15,677,107
INCOME (LOSS) FROM OPERATIONS	(2,222,730)	255,982
OTHER INCOME (EXPENSES):
INTEREST INCOME	202,938	216,891
INTEREST EXPENSE	(4,471)	(307)
INVESTMENT LOSS		(1,642,910)
OTHER INCOME (EXPENSES)	(242,230)	285,255
TOTAL OTHER INCOME (EXPENSES)	(43,763)	(1,141,071)
LOSS BEFORE INCOME TAXES	(2,266,493)	(885,089)
PROVISION FOR INCOME TAXES	10,599	39,172
NET LOSS	(2,277,092)	(924,261)
LESS: NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTEREST		(14)
NET LOSS ATTRIBUTABLE TO CHINA JO-JO DRUGSTORES, INC.	(2,277,092)	(924,275)
OTHER COMPREHENSIVE LOSS
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	472,107	(794,542)
COMPREHENSIVE LOSS	$ (1,804,985)	$ (1,718,803)
WEIGHTED AVERAGE NUMBER OF SHARES:
Basic (in Shares)	5,378,226	1,195,746
Diluted (in Shares)	5,378,226	1,195,746
LOSS PER SHARE:
Basic (in Dollars per share)	$ (0.42)	$ (0.77)
Diluted (in Dollars per share)	$ (0.42)	$ (0.77)